Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash	$ 18,856,144	$ 18,708
Digital assets - restricted	53,366	97,912
Prepaid insurance	25,210	105,065
Prepaid expenses and other current assets	42,149	10,000
Total current assets	19,038,337	231,685
Digital intangible assets	212,918,841
Intangible assets, net	602,000	452,250
Total assets	232,559,178	683,935
Current liabilities:
Accounts payable	216,764	4,386
Accrued expenses	6,022,119	39,900
Total current liabilities	13,577,004	162,998
Warrant liability	4,715,000
Total liabilities	18,292,004	162,998
Commitments and contingencies (Note 13)
Stockholders’ equity:
Preferred stock - $0.0001 par value; 1,000,000 and zero shares authorized at June 30, 2026 and December 31, 2025, respectively; zero shares issued or outstanding at June 30, 2026 and December 31, 2025, respectively
Additional paid-in capital	249,170,198	802,430
Accumulated deficit	(34,905,743)	(281,563)
Total stockholders’ equity	214,267,174	520,937
Total liabilities and stockholders’ equity	232,559,178	683,935
Related Party
Current assets:
Digital assets receivable	61,468
Current liabilities:
Demand notes	118,796	97,912
Accounts payable	340,000	20,800
Former Sponsors
Current liabilities:
Convertible demand notes payable	6,879,325
Previously Reported [Member]
Current assets:
Cash
Total current assets
Total assets
Current liabilities:
Accrued expenses		18,900
Total current liabilities		48,563
Total liabilities		48,563
Commitments and contingencies (Note 13)
Stockholders’ equity:
Additional paid-in capital
Accumulated deficit		(48,563)
Total stockholders’ equity		(48,563)
Total liabilities and stockholders’ equity
Previously Reported [Member] | Related Party
Current liabilities:
Accrued expenses - related party		29,663
Class A Common Stock
Stockholders’ equity:
Common stock value	2,403
Class A Common Stock | Previously Reported [Member]
Stockholders’ equity:
Common stock value
Class B Common Stock
Stockholders’ equity:
Common stock value	$ 316	70
Class B Common Stock | Previously Reported [Member]
Stockholders’ equity:
Common stock value